Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 17,736	$ 10,272
Prepayments	3,058	2,069
VAT receivable	1,710	1,973
Grant income receivable	2,350	661
Other receivable	977	436
Prepaid Expense and Other Assets, Current	$ 25,831	$ 15,411